Contract liability - Explanation of Changes in Contract Liabilities (Details) SFr in Thousands	6 Months Ended
Jun. 30, 2022 CHF (SFr)
Disclosure Of Detailed Information About Contract Liability [Line Items]
Contract liability at beginning of period	SFr 35,237
Recognized as revenue	(20,823)
Contract liability at end of period	14,414
Amgen
Disclosure Of Detailed Information About Contract Liability [Line Items]
Contract liability at beginning of period	9,653
Recognized as revenue	(9,653)
Contract liability at end of period	0
Novartis
Disclosure Of Detailed Information About Contract Liability [Line Items]
Contract liability at beginning of period	18,584
Contract liability at end of period	14,414
FOPH
Disclosure Of Detailed Information About Contract Liability [Line Items]
Contract liability at beginning of period	7,000
Recognized as revenue	(7,000)
Contract liability at end of period	SFr 0